CONSOLIDATED VARIABLE INTEREST ENTITIES (Details) (USD $)	Jun. 30, 2014 subsidiaries	Dec. 31, 2013
Variable Interest Entity [Line Items]
Number of variable interest entities	18
Estimated residual values of leased property (un-guaranteed)	$ 278,152,000	$ 278,152,000
Variable Interest Entities With Assets Accounted for as Direct Financing Leases [Member]
Variable Interest Entity [Line Items]
Number of variable interest entities	2
Carrying value of vessels	69,600,000
Unearned lease income	18,400,000
Estimated residual values of leased property (un-guaranteed)	21,700,000
Outstanding loan balance	35,900,000
Outstanding loan balance, current portion	35,900,000
Variable Interest Entities With Assets Accounted for as Operating Lease Assets [Member]
Variable Interest Entity [Line Items]
Number of variable interest entities	16
Carrying value of vessels	388,000,000
Outstanding loan balance	205,500,000
Outstanding loan balance, current portion	$ 82,300,000